Taxation Paid (Details) - Schedule of taxation paid - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Schedule of taxation paid [Abstract]
Balance payable at beginning of the year	R (10,203)	R (16,458)	R (35,078)
Acquisition of subsidiary	477
Current taxation for the year recognized in profit or loss	(225,240)	(181,632)	(127,979)
Translation adjustments	341
Balance payable at end of the year	32,100	10,203	16,458
Taxation paid	R (202,525)	R (187,887)	R (146,599)